Unaudited Condensed Consolidated Statements of Continuing Operations - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues
Voyage revenue	$ 19,041,285	$ 10,726,795
Related party revenue	0	120,000
Commissions (including $134,085 and $238,016, respectively, to related party)	(984,037)	(606,005)
Net revenue, continuing operations	18,057,248	10,240,790
Operating expenses
Voyage expenses	266,707	1,072,627
Vessel operating expenses (including $75,770 and $95,380, respectively, to related party)	10,859,323	6,658,847
Dry-docking expenses	1,175,366	37,778
Vessel depreciation	1,708,526	1,897,782
Related party management fees	1,861,009	1,102,101
Gain on sale of vessel (including $53,871 and $64,500 to related party)	(1,340,952)	(516,561)
Other general and administrative expenses (including $707,673 and $936,126, respectively, to related party)	1,450,908	1,418,971
Total operating expenses, continuing operations	15,980,887	11,671,545
Operating (loss) / income, continuing operations	2,076,361	(1,430,755)
Other income/(expenses)
Interest and other financing costs	(1,345,052)	(686,664)
Gain (loss) on derivatives	5,154	(29,053)
Foreign exchange loss	(3,262)	(17,596)
Interest income	38,624	16,099
Other expenses, net, continuing operations	(1,304,536)	(717,214)
Net (loss) / income, continuing operations	771,825	(2,147,969)
Dividend Series B Preferred shares	(850,708)	(885,785)
Earnings / Net loss of continuing operations available to common shareholders	$ (78,883)	$ (3,033,754)
Loss per share, basic and diluted, continuing operations (in dollars per share)	$ (0.01)	$ (0.28)
Weighted average number of shares outstanding, basic & diluted (in shares)	11,133,764	11,030,754
Net loss attributable to common shareholders, discontinued operations	$ (1,421,001)	$ (1,077,542)
Net loss attributable to common shareholders	$ (1,499,884)	$ (4,111,296)